AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Industrials – 26.5%
Aerospace & Defense – 5.9%
Axon Enterprise, Inc.(a)	81,713	$34,605,455
Curtiss-Wright Corp.	107,362	37,035,596
Howmet Aerospace, Inc.	269,057	26,830,364
Moog, Inc. - Class A(b)	224,928	42,421,421
Standardaero, Inc.(a)	749,477	21,622,411

		162,515,247

Building Products – 6.1%
Armstrong World Industries, Inc.	303,560	42,361,798
AZEK Co., Inc. (The)(a)	727,665	32,017,260
Carlisle Cos., Inc.	73,595	31,074,017
Lennox International, Inc.	102,359	61,678,462

		167,131,537

Commercial Services & Supplies – 1.7%
Tetra Tech, Inc.	931,520	45,532,698

Construction & Engineering – 4.3%
Comfort Systems USA, Inc.	138,590	54,194,234
Fluor Corp.(a)	462,440	24,176,363
Granite Construction, Inc.(b)	476,860	40,080,083

		118,450,680

Electrical Equipment – 1.4%
BWX Technologies, Inc.	324,781	39,542,087

Ground Transportation – 3.2%
Saia, Inc.(a) (b)	92,550	45,220,855
XPO, Inc.(a)	315,007	41,117,864

		86,338,719

Machinery – 1.5%
ITT, Inc.	287,501	40,284,640

Marine Transportation – 1.3%
Kirby Corp.(a)	299,200	34,336,192

Professional Services – 1.1%
FTI Consulting, Inc.(a)	149,663	29,196,258

		723,328,058

Information Technology – 22.3%
Electronic Equipment, Instruments & Components – 4.2%
Coherent Corp.(a) (b)	391,170	36,159,755
Fabrinet(a)	183,403	44,194,621
Novanta, Inc.(a) (b)	204,600	34,831,104

		115,185,480

Semiconductors & Semiconductor Equipment – 4.8%
Astera Labs, Inc.(a) (b)	133,812	9,388,250
MACOM Technology Solutions Holdings, Inc.(a) (b)	330,518	37,150,223
Monolithic Power Systems, Inc.	22,504	17,087,287

Company	Shares	U.S. $ Value

Semtech Corp.(a)	903,810	$39,939,364
Universal Display Corp.	157,025	28,314,748

		131,879,872

Software – 12.0%
CyberArk Software Ltd.(a) (b)	134,795	37,273,513
Gitlab, Inc. - Class A(a)	456,130	24,516,987
HubSpot, Inc.(a)	47,773	26,503,983
Klaviyo, Inc. - Class A(a)	958,455	36,450,044
Manhattan Associates, Inc.(a)	204,006	53,727,020
Monday.com Ltd.(a)	125,347	36,835,723
Nutanix, Inc. - Class A(a)	681,657	42,330,900
PTC, Inc.(a)	145,722	27,006,658
Samsara, Inc. - Class A(a)	886,339	42,358,141

		327,002,969

Technology Hardware, Storage & Peripherals – 1.3%
Pure Storage, Inc. - Class A(a)	707,390	35,404,870

		609,473,191

Health Care – 20.4%
Biotechnology – 13.9%
Akero Therapeutics, Inc.(a)	375,777	11,585,205
Apogee Therapeutics, Inc.(a) (b)	228,214	11,876,256
Arcus Biosciences, Inc.(a)	612,023	9,363,952
Ascendis Pharma A/S (ADR)(a)	89,010	10,932,208
Blueprint Medicines Corp.(a)	213,634	18,695,111
Bridgebio Pharma, Inc.(a)	534,451	12,511,498
Cytokinetics, Inc.(a)	292,687	14,927,037
Denali Therapeutics, Inc.(a)	600,922	15,599,935
Exact Sciences Corp.(a) (b)	457,990	31,569,251
Halozyme Therapeutics, Inc.(a)	479,645	24,255,648
Insmed, Inc.(a)	396,772	26,694,820
Intellia Therapeutics, Inc.(a)	474,112	6,741,873
Legend Biotech Corp. (ADR)(a)	314,034	14,137,811
MoonLake Immunotherapeutics(a)	225,183	10,452,995
Natera, Inc.(a)	417,330	50,480,237
Neurocrine Biosciences, Inc.(a)	241,940	29,098,124
Ultragenyx Pharmaceutical, Inc.(a)	345,351	17,609,447
Vaxcyte, Inc.(a) (b)	298,785	31,775,785
Viking Therapeutics, Inc.(a) (b)	267,183	19,381,455
Xenon Pharmaceuticals, Inc.(a)	309,528	12,724,696

		380,413,344

Health Care Equipment & Supplies – 2.3%
AtriCure, Inc.(a)	870,163	28,872,008
Masimo Corp.(a)	234,760	33,807,788

		62,679,796

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.0%
BrightSpring Health Services, Inc.(a) (b)	1,352,458	$20,246,296
PROCEPT BioRobotics Corp.(a)	394,917	35,542,530

		55,788,826

Life Sciences Tools & Services – 1.2%
Repligen Corp.(a)	246,452	33,091,110

Pharmaceuticals – 1.0%
Intra-Cellular Therapies, Inc.(a)	307,671	26,075,117

		558,048,193

Consumer Discretionary – 14.5%
Broadline Retail – 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	332,320	30,516,946

Diversified Consumer Services – 2.0%
Duolingo, Inc.(a)	183,602	53,789,878

Hotels, Restaurants & Leisure – 4.9%
Cava Group, Inc.(a)	232,616	31,068,193
DraftKings, Inc. - Class A(a) (b)	803,790	28,389,863
Viking Holdings Ltd.(a)	1,062,213	41,691,860
Wingstop, Inc.	119,895	34,492,592

		135,642,508

Household Durables – 2.5%
NVR, Inc.(a)	3,643	33,343,687
SharkNinja, Inc.	369,166	34,040,797

		67,384,484

Specialty Retail – 1.9%
Burlington Stores, Inc.(a)	127,560	31,605,541
Wayfair, Inc. - Class A(a) (b)	511,556	21,909,944

		53,515,485

Textiles, Apparel & Luxury Goods – 2.1%
Birkenstock Holding PLC(a) (b)	459,790	21,150,340
Deckers Outdoor Corp.(a)	222,268	35,760,698

		56,911,038

		397,760,339

Financials – 8.2%
Capital Markets – 5.3%
Jefferies Financial Group, Inc.	579,860	37,099,443
PJT Partners, Inc. - Class A(b)	207,893	28,888,811
Stifel Financial Corp.	395,796	41,012,382
TPG, Inc.(b)	554,930	37,557,662

		144,558,298

Financial Services – 1.4%
Shift4 Payments, Inc. - Class A(a) (b)	438,395	39,648,444

Company	Shares	U.S. $ Value

Insurance – 1.5%
Ryan Specialty Holdings, Inc.(b)	610,280	$40,199,144

		224,405,886

Consumer Staples – 2.9%
Food Products – 1.5%
Freshpet, Inc.(a)	298,174	39,519,982

Personal Care Products – 1.4%
BellRing Brands, Inc.(a)	598,870	39,423,612

		78,943,594

Energy – 1.3%
Energy Equipment & Services – 0.8%
TechnipFMC PLC	792,720	21,157,697

Oil, Gas & Consumable Fuels – 0.5%
Permian Resources Corp.(b)	1,088,869	14,841,284

		35,998,981

Real Estate – 0.8%
Industrial REITs – 0.8%
Lineage, Inc.	307,107	22,738,202

Total Common Stocks (cost $2,102,116,585)		2,650,696,444

INVESTMENT COMPANIES – 1.6%

Funds and Investment Trusts – 1.6%
iShares Russell 2000 Growth ETF(b) (c) (cost $29,299,181)	156,772	43,965,140

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(c) (d) (e) (cost $44,122,026)	44,122,026	44,122,026

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $2,175,537,792)		2,738,783,610

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(c) (d) (e) (cost $37,223,705)	37,223,705	37,223,705

U.S. $ Value

Total Investments – 101.5% (cost $2,212,761,497)(f)	$2,776,007,315
Other assets less liabilities – (1.5)%	(40,801,498)

Net Assets – 100.0%	$2,735,205,817

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $643,616,144 and gross unrealized depreciation of investments was $(80,370,326), resulting in net unrealized appreciation of $563,245,818.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Discovery Growth Fund, Inc.

October 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,650,696,444	$—	$—	$2,650,696,444
Investment Companies	43,965,140	—	—	43,965,140
Short-Term Investments	44,122,026	—	—	44,122,026
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	37,223,705	—	—	37,223,705

Total Investments in Securities	2,776,007,315	—	—	2,776,007,315
Other Financial Instruments(b)	—	—	—	—

Total	$2,776,007,315	$—	$—	$2,776,007,315

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2024 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,795	$183,513	$204,186	$44,122	$481
Government Money Market Portfolio*	75,625	162,845	201,246	37,224	684
Total	$140,420	$346,358	$405,432	$81,346	$1,165

*	Investments of cash collateral for securities lending transactions